Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)
					Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$5,594,436	$(10,103,013)	$5,017,181	$(8,193,813)	$5.15	$122.75	$(2,894)
2021	$5,050,345	$5,302,981	$4,426,654	$5,423,458	$251.81	$177.07	$(287)
2020	$2,594,444	$17,561,656	$2,317,078	$19,654,210	$260.23	$156.37	$(462)

Named Executive Officers, Footnote [Text Block]	(1) Mr. Garcia was our Chief Executive Officer in all years in question. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Garcia for each corresponding year in the “Total” column of the Summary Compensation Table (the “SCT”). Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Garcia, who has served as our CEO since 2012) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Garcia) included for
	purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jenkins, Huston, and Gill in all applicable years, Mr. Breaux in 2020, and Mr. Taira in 2021 and 2022. All fair value amounts have been computed in accordance with FASB ASC Topic 718.
Peer Group Issuers, Footnote [Text Block]
(6) The dollar amounts reported in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Standard and Poor's 500 Retailing Index.

PEO Total Compensation Amount	$ 5,594,436	$ 5,050,345	$ 2,594,444
PEO Actually Paid Compensation Amount	$ (10,103,013)	5,302,981	17,561,656
Adjustment To PEO Compensation, Footnote [Text Block]
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Garcia, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Garcia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Garcia’s total compensation for each year to determine the compensation actually paid (all fair value amounts have been computed in accordance with FASB ASC Topic 718):

Adjustments to Determine Compensation “Actually Paid” to the CEO	2022	2021	2020
Total Compensation in the SCT	$5,594,436	$5,050,345	$2,594,444
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,318,099)	$(1,073,181)	$(545,811)
Deduction for Amounts Reported under “Option Awards” Column in the SCT	$(3,953,009)	$(3,219,213)	$(1,636,881)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$90,575	$3,218,077	$6,944,199
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End.	$(5,322,028)	$(547,408)	$7,741,448
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(5,194,888)	$1,874,361	$2,464,257
Compensation Actually Paid to the CEO	$(10,103,013)	$5,302,981	$17,561,656

Non-PEO NEO Average Total Compensation Amount	$ 5,017,181	4,426,654	2,317,078
Non-PEO NEO Average Compensation Actually Paid Amount	$ (8,193,813)	5,423,458	19,654,210
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Garcia), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Garcia) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group
(excluding Mr. Garcia) for each year to determine the compensation actually paid (all fair value amounts have been computed in accordance with FASB ASC Topic 718):

Adjustments to Determine Compensation “Actually Paid” to Non-CEO NEOs	2022	2021	2020
Total Compensation in the SCT	$5,017,181	$4,426,654	$2,317,078
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,130,904)	$(910,872)	$(487,033)
Deduction for Amounts Reported under “Option Awards” Column in the SCT	$(3,378,284)	$(2,731,755)	$(1,460,713)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$77,402	$2,730,942	$6,196,743
Increase for Fair Value of Awards Granted During Year that Vest During Year	$3,789	$—	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(4,317,174)	$(501,061)	$9,833,238
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(4,465,823)	$2,409,550	$3,254,897
Compensation Actually Paid to the Non-CEO NEOs	$(8,193,813)	$5,423,458	$19,654,210

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Cumulative TSR of the Peer GroupAs demonstrated by the table below, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Garcia) is aligned with the changes to the Company’s cumulative TSR between 2020 and 2022. The Company’s stock price and TSR declined in 2021 and 2022, which led to a decrease in compensation actually paid to all of the NEOs. Carvana’s TSR significantly outperformed its peer group in 2020 and 2021, despite a modest decline from 2020 to 2021. However, in 2022 the peer group TSR significantly outperformed Carvana’s TSR. This trajectory is correlated to the decrease in compensation actually paid to our NEOs.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income

As discussed above, stock price is the primary driver for the value of executive compensation, and we have not used net income as a performance measure in our executive compensation program. As demonstrated by the following table, while net income increased in 2021, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Garcia) decreased in 2021. However, the compensation actually paid to Mr. Garcia, as well as to the other NEOs, is somewhat aligned with our net income between 2021 and 2022, and the decrease in net income from 2021 to 2022 is accompanied by a decrease in compensation actually paid.

Change in Compensation and Performance Metrics
Compensation and Performance Metrics	2022	2021
Compensation Actually Paid to CEO	(291)%	(70)%
Compensation Actually Paid to Non CEO NEOs	(251)%	(72)%
Carvana Total Shareholder Return	(98)%	(3)%
Peer Group Total Shareholder Return	(31)%	13%
Net Income	(908)%	38%

Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Cumulative TSR of the Peer GroupAs demonstrated by the table below, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Garcia) is aligned with the changes to the Company’s cumulative TSR between 2020 and 2022. The Company’s stock price and TSR declined in 2021 and 2022, which led to a decrease in compensation actually paid to all of the NEOs. Carvana’s TSR significantly outperformed its peer group in 2020 and 2021, despite a modest decline from 2020 to 2021. However, in 2022 the peer group TSR significantly outperformed Carvana’s TSR. This trajectory is correlated to the decrease in compensation actually paid to our NEOs.
Total Shareholder Return Amount	$ 5.15	251.81	260.23
Peer Group Total Shareholder Return Amount	122.75	177.07	156.37
Net Income (Loss)	$ (2,894,000,000)	(287,000,000)	(462,000,000)
PEO Name	Mr. Garcia
Additional 402(v) Disclosure [Text Block]
(5) Cumulative Total Shareholder Return (“TSR”) is calculated based on a fixed investment of
$100 at the measurement point, on the same cumulative basis as is used in Item 201(e) of
Regulation S-K.
	(7) The dollar amounts reported in column (h) represent the amount of net income (loss) attributable to Carvana Co. and Class A common stockholders reflected in the Company’s audited financial statements for the applicable year.Other Performance MeasuresFinally, as a further tie between compensation actually paid and Company performance, Messrs. Garcia, Jenkins, Huston, and Gill volunteered to forego approximately 65% of their salaries in 2022 to help contribute to severance pay for departing team members in connection with a workforce reduction. The NEOs also contributed approximately 49% of their salary in 2020 to the Fund in response to Covid-19. These voluntary measures further link the NEOs' compensation to the performance of the Company.
PEO [Member] | Adjustment, Equity Award Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,318,099)	(1,073,181)	(545,811)
PEO [Member] | Adjustment, Equity Award Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,953,009)	(3,219,213)	(1,636,881)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,575	3,218,077	6,944,199
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,322,028)	(547,408)	7,741,448
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,194,888)	1,874,361	2,464,257
Non-PEO NEO [Member] | Adjustment, Equity Award Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,130,904)	(910,872)	(487,033)
Non-PEO NEO [Member] | Adjustment, Equity Award Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,378,284)	(2,731,755)	(1,460,713)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,402	2,730,942	6,196,743
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,317,174)	(501,061)	9,833,238
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,465,823)	2,409,550	3,254,897
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,789	$ 0	$ 0